Borrowings ( Post Swap Borrowing Tables) (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Borrowings
Fixed-rate debt	$ 30,123		$ 24,049
Floating-rate debt	6,587	[1]	5,631	[1]
Long-Term Debt, including current portion	36,710		29,680
Fixed-rate debt, Average Rate (as a percent)	3.07%		3.43%
Floating-rate debt, Average Rate (as a percent)	0.87%		1.91%
Interest rate swaps
Derivative
Notional amount	$ 3,106.0		$ 4,252.0

[1]

Includes $3,106 million in 2013 and $4,252 million in 2012 of notional interest rate swaps that effectively convert the fixed-rate long-term debt into floating-rate debt. (See note D, “Financial Instruments,” on pages 102 through 106.